Financial instruments and financial risk factors - Financial instruments subject to offsetting, enforceable master netting arrangements and similar agreements (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Derivatives
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Fair value of derivative assets	$ 14,765	$ 13,191
Less: netting by counterparty	(2,019)	(2,724)
Net amounts presented on the balance sheet	12,746	10,467
Related amounts not set off in the balance sheet
Master netting arrangements	(2,075)	(1,971)
Cash collateral (received) pledged	(386)	(206)
Net asset amount	10,285	8,290
Trade and other receivables
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Fair value of derivative assets	7,667	10,661
Less: netting by counterparty	(3,679)	(5,211)
Net amounts presented on the balance sheet	3,988	5,450
Related amounts not set off in the balance sheet
Master netting arrangements	(693)	(961)
Cash collateral (received) pledged	(122)	(190)
Net asset amount	3,173	4,299
Derivatives
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Fair value of derivative liabilities	(10,414)	(11,445)
Less: netting by counterparty	2,019	2,724
Net amounts presented on the balance sheet	(8,395)	(8,721)
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Master netting arrangements	2,075	1,971
Cash collateral (received) pledged	0	0
Net amount	(6,320)	(6,750)
Trade and other payables
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Fair value of derivative liabilities	(7,862)	(10,266)
Less: netting by counterparty	3,679	5,211
Net amounts presented on the balance sheet	(4,183)	(5,055)
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Master netting arrangements	693	961
Cash collateral (received) pledged	0	0
Net amount	$ (3,490)	$ (4,094)